Subsequent events (Details) R$ in Thousands	Jan. 14, 2022 BRL (R$)
Subsequent events
Earn-out clause amount	R$ 20,700
Business Acquisition | Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. and MVP Consultoria e Sistemas Ltda. (“Phidelis”) [member]
Subsequent events
Purchase consideration	(16,407)
Consideration paid in cash	8,200
Consideration to be paid	R$ 8,200
Period over which the purchase consideration to be divided in Installments (in years)	2 years
Number of installments to be paid earn-out clause amount	3